Organization and Basis of Presentation (Details)	12 Months Ended
Oct. 31, 2022 CNY (¥) shares
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	10.00%
Purchase price (in Yuan Renminbi) | ¥	¥ 10
Exclusive option agreement	10 years
Exclusive business cooperation agreement	10 years
Share pledge agreement description	Under the Share Pledge Agreement between Jiuzi WFOE and certain shareholders of Zhejiang Jiuzi together holding 1,000,000 shares, or 100% of the equity interests, of Zhejiang Jiuzi (“Zhejiang Jiuzi Shareholders”), the Zhejiang Jiuzi Shareholders pledged all of their equity interests in Zhejiang Jiuzi to Jiuzi WFOE to guarantee the performance of Zhejiang Jiuzi’s obligations under the Exclusive Business Cooperation Agreement.
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage	59.00%
Shangli Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage	41.00%
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	100.00%
Zhejiang Jiuzi [Member] | Guangxi Nanning [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	90.00%
Hangzhou Zhitongche [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	51.00%
Investor [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	49.00%
Hangzhou Jiuzi Haoche Technology Co., Ltd [Member]
Organization and Basis of Presentation (Details) [Line Items]
Shares issued (in Shares) | shares	5,000,000